Revenue Classes	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Revenue Classes

NOTE 14 — REVENUE CLASSES

Revenue from the sale of products and services is recorded when the performance obligation is fulfilled, usually at the time of shipment or when the service is provided, at the net sales price (transaction price). The Company elected to present revenue net of value added tax and other similar taxes and account for shipping and handling activities as fulfillment costs rather than separate performance obligations.

The Company recognizes revenue in accordance with the following five-step model:

●	identify arrangements with customers;
●	identify performance obligations;

●	determine transaction price;
●	allocate transaction price to the separate performance obligations in the arrangement, if more than one exists; and
●	recognize revenue as performance obligations are satisfied.

Accounting Policy

Revenue for sale of goods is recognized when the significant risks and rewards of ownership have been transferred to the customer, recovery of the consideration is probable, the associated costs and possible return of the goods can be estimated reliably, there is no continuing involvement with goods, and the amount of revenue can be measured reliably. If it is probable that discounts will be granted and the amount can be measured reliably, then the discount is recognized as a reduction of revenue as the sales are recognized.

Revenue from services is recognized by reference to the stage of performance of the services when the Company can reliably measure the amount of revenue and the recovery of the consideration is considered probable.

Disaggregation of Revenue

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows (in thousands of Korean Won):

		For the Three months Ended
		March 31, 2019		March 31, 2018
Products	e-Navigation	￦	321,898	￦	173,092
	Smart Ship		236,767		75,909

Projects	e-Navigation		721,665		931,992
	Smart Ship		-		128,489
Total		￦	1,280,330	￦	1,309,482

NOTE 16 — REVENUE CLASSES

Revenue from the sale of products and services is recorded when the performance obligation is fulfilled, usually at the time of shipment or when the service is provided, at the net sales price (transaction price). The Company elected to present revenue net of value added tax and other similar taxes and account for shipping and handling activities as fulfillment costs rather than separate performance obligations.

The Company recognizes revenue in accordance with the following five-step model:

●	identify arrangements with customers;
●	identify performance obligations;
●	determine transaction price;
●	allocate transaction price to the separate performance obligations in the arrangement, if more than one exists; and
●	recognize revenue as performance obligations are satisfied.

Accounting Policy

Revenue for sale of goods is recognized when the significant risks and rewards of ownership have been transferred to the customer, recovery of the consideration is probable, the associated costs and possible return of the goods can be estimated reliably, there is no continuing involvement with goods, and the amount of revenue can be measured reliably. If it is probable that discounts will be granted and the amount can be measured reliably, then the discount is recognized as a reduction of revenue as the sales are recognized.

Revenue from services is recognized by reference to the stage of performance of the services when the Company can reliably measure the amount of revenue and the recovery of the consideration is considered probable

Disaggregation of Revenue

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows (in thousands of Korean Won):

		December 31, 2018		December 31, 2017
Products	e-Navigation	￦	1,367,203	￦	1,128,948
	Smart Ship		246,460		342,950
Projects	e-Navigation		1,889,183		1,734,111
	Smart Ship		1,086,358		766,102
Total		￦	4,589,201	￦	3,972,111

Certain product sales are included in project sales for disclosure purposes as the customized products are classified as project sales. Meanwhile, in the statements of operations, customized product revenue is separated between product revenue and service revenue.